Profit Before Income Tax - Summary of Other Operating Income and Expenses, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Analysis of income and expense [abstract]
Rental income	$ 467,986	$ 14,918	$ 702,916	$ 692,010
Gain on disposal of property, plant and equipment	809,950	25,819	208,980	161,761
Royalty income	0	0	275,289	674,859
Impairment loss (Notes 15, 18 and 19)	(593,874)	(18,931)	(133,880)	(146,570)
Others	(18,769)	(598)	119,287	(60,290)
Other operating income and expenses, net	$ 665,293	$ 21,208	$ 1,172,592	$ 1,321,770